Intangible Assets, net and Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 8 — Intangible Assets, net and Goodwill

Finite-lived Intangible Assets, Net

We performed a two-step impairment test for the asset groups that had indicators of impairment in the current year and determined that the intangible and capitalized software assets of Solo, Trellis and Viridian and the capitalized software assets of MJF were fully impaired as the future undiscounted cash flows over the assets’ remaining useful lives exceeded their carrying values.

Before consideration of impairments, we capitalized software costs of $2.7 million and $5.6 million during the years ended December 31, 2022 and 2021, respectively. We record amortization expense associated with acquired developed technology, acquired trade names, and customer relationships. The amortization expense of all finite-lived intangible assets, which includes capitalized software was $5.6 million and $5.1 million, for the years ended December 31, 2022 and 2021, respectively.

Intangible assets as of December 31, 2022, all of which after impairments are attributable to Ample, consist of the following:

	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Acquired developed technology	0.50	$5,978,080	$(3,480,769)	$(2,375,645)	$121,666
Acquired trade names	0.52	566,920	(365,627)	(158,237)	43,056
Customer relationships	12.50	3,440,000	(763,500)	(676,500)	2,000,000
Total intangible assets		$9,985,000	$(4,609,896)	$(3,210,382)	$2,164,722

Capitalized software – In-service	1.17	12,038,149	(8,452,649)	(2,930,944)	654,556
Capitalized software – Work in progress	N/A	1,689,976	—	(1,689,976)	—
Total capitalized software		13,728,125	(8,452,649)	(4,620,920)	654,556
Total finite-lived intangible assets		$23,713,125	$(13,062,545)	$(7,831,302)	$2,819,278

Intangible assets as of December 31, 2021 consist of the following:

	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Acquired developed technology	3.35	$5,978,080	$(2,703,157)	$—	$3,274,923
Acquired trade names	3.09	566,920	(234,160)	—	332,760
Customer relationships	10.18	3,440,000	(494,000)	—	2,946,000
Total intangible assets		$9,985,000	$(3,431,317)	$—	$6,553,683

Capitalized software – In-service	2.02	8,738,801	(4,388,524)	—	4,350,277
Capitalized software – Work in progress	N/A	2,886,859	—	(296,483)	2,590,376
Total capitalized software		11,625,660	(4,388,524)	(296,483)	6,940,653
Total finite-lived intangible assets		$21,610,660	$(7,819,841)	$(296,483)	$13,494,336

As of December 31, 2022, expected amortization expense relating to intangible assets and capitalized software for each of the next five years is as follows:

	Intangible Assets	Capitalized Software
2023	$324,722	$542,479
2024	160,000	112,077
2025	160,000	—
2026	160,000	—
2027	160,000	—
Thereafter	1,200,000	—
Total	$2,164,722	$654,556

Goodwill

The following table reflects the changes in the carrying amount of goodwill:

Balance as of December 31, 2020	$41,789,527
Additions due to acquisition of Viridian	5,408,884
Impairment	(14,354,114)
Balance as of December 31, 2021	$32,844,297
Impairment	(31,135,994)
Balance as of December 31, 2022	$1,708,303

Impairment

Based on our qualitative assessment of goodwill and consideration of the Sale Transaction as well as our intention to discontinue Solo, Trellis and Viridian, we determined in December 2022 that it was necessary to impair the remaining goodwill asset by an incremental $3.8 million. During the first and second quarters of 2022, we recognized impairments of $15.4 million and $11.9 million, respectively, due primarily to continued declines in market valuations. During the year ended December 31, 2021, primarily due to a continued decline in market valuation and a flattening in the operating results of Ample, Solo, Trellis and Viridian compared to acquisition assumptions, we recognized impairments of $14.4 million to goodwill.